Finance Lease Liabilities	6 Months Ended
Dec. 31, 2022
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

NOTE 17 – FINANCE LEASE LIABILITIES

Financing lease liabilities as of December 31, 2022 and June 30, 2022 consisted of the following:

	June 30, 2022	Increase/ (Decrease)	Payment	Exchange rate translation	December 31, 2022
Company vehicles	$328,484	$-	$(75,921)	$25,778	$278,341
Add: unrecognized finance expense	97,611	9,709	-	(3,487)	103,833
Total financing lease liabilities	$426,095	$9,709	$(75,921)	$22,291	$382,174

Analyzed for reporting purposes as:

	December 31, 2022	June 30, 2022
Long-term portion of finance lease liabilities	$323,185	$366,359
Current maturities of finance lease liabilities	58,989	59,736
Total	$382,174	$426,095

The lease agreement was entered into on September 11, 2017, bears interest at about 4.9% and will be matured on December 31, 2027. For the six months ended December 31, 2022 and 2021, the amortization expense of financial lease right-of-use assets were $85,608 and $93,363, respectively. For the six months ended December 31, 2022 and 2021, the interest expense for financial lease were $9,709 and $12,059, respectively.

Maturity analysis of financial lease liabilities as of December 31, 2022 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$76,402
Two years	76,402
Three years	76,402
Four years	76,402
Five years	76,402
Beyond five years	57,302
Total undiscounted cash flows	$439,312
Total financing lease liabilities	382,174
Difference between undiscounted cash flows and discounted cash flows	57,138

Maturity analysis of financial lease liabilities as of June 30, 2022 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$79,285
Two years	79,285
Three years	79,285
Four years	79,285
Five years	79,285
Beyond five years	99,106
Total undiscounted cash flows	$495,531
Total financing lease liabilities	426,095
Difference between undiscounted cash flows and discounted cash flows	69,436